Collaborations - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) $ / IntegratedSystem	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Feb. 29, 2016 USD ($)	Sep. 30, 2015 USD ($)
DexCom Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Reimbursement of development costs					$ 1,000,000
Additional research and development expense upon FDA approval				$ 1,000,000
Additional payment upon achievement of milestones							$ 1,000,000
Commit for incremental marketing activities | $ / IntegratedSystem		100
Marketing fund commitment amount		$ 700,000	$ 400,000
Marketing funds commitment utilized		400,000	0
Marketing fund liability amount	$ 400,000	700,000	400,000
JDRF Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Research and development offset cumulative amount	500,000		$ 500,000
Aggregate amount of milestone payment achievements	$ 700,000
JDRF Agreement [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Research and development offset cumulative amount		$ 3,000,000
JDRF Termination Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Repayment of milestone payments received						$ 700,000